                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act File Number: __811-02258

                          Eaton Vance Series Trust II
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                            (registrant's Telephone
                                    Number)

                                    June 30
                            Date of Fiscal Year End

                               December 31, 2005
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

      [logo]
  EATON VANCE(R)
------------------
MANAGED INVESTMENTS

[graphic omitted]

Semiannual Report December 31, 2005

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND

[graphic omitted]

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

           For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                           ------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.


Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           ------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).


                           ------------------------



PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

INVESTMENT UPDATE

[photo of Cliff Quisenberry, Jr.]

Cliff Quisenberry, Jr., CFA
Portfolio Manager

THE FUND
-------------------------------------------------------------------------------

The Past Six Months

o During the six months ended December 31, 2005, the Fund's Institutional (Class I) shares had a total return of 23.91%. This return resulted from an increase in net asset value (NAV) per share to $28.93 on December 31, 2005, from $23.88 on June 30, 2005, and the reinvestment of $0.658 per share in dividend income distributed.(1)

o For comparison, during the same period, the average return of the Fund's Lipper peer group, Lipper Emerging Markets Classification, was 25.58%, while the return for the Fund's benchmark, S&P/ International Finance Corp. Investable Emerging Market Index -- an unmanaged index of common stocks traded in the emerging markets and available to foreign investors -- was 26.58%.(2)

Management Discussion
-------------------------------------------------------------------------------

o During the semiannual period, emerging markets continued their strong performance of the past few years, posting outstanding six-month returns. Despite continued hikes in short-term interest rates by the U.S. Federal Reserve Board, long-term interest rates remained at low levels worldwide -- including the United States. Oil, gas, and other major commodities saw record-high prices, bolstering the economies of many emerging markets countries that produced them. Moreover, several of the larger emerging markets countries, such as Russia and South Korea, posted strong returns due to solid economic growth.

o The Fund kept pace with its benchmark index and Lipper peer group average during the first three months of the semiannual period, but it lagged in the latter months, causing it to underperform for the overall period.(2) The primary reason for the Fund's underperformance was its focus on smaller emerging markets countries, which lagged during the final two months of 2005. During these months, a liquidity-driven rally affected the larger, more-established emerging markets countries, such as Korea, Taiwan, South Africa, and India, and these larger markets generally outperformed relative to many of the smaller markets.

o Specifically, the Fund's lower exposure to outperforming Korea and its higher weighting in underperforming Hungary contributed the bulk of the Fund's relative underperformance. In general, the Fund's hefty stance in Eastern Europe and some of the smaller Latin American countries hampered overall results. On the positive side, the Fund's larger exposure to outperforming countries such as Egypt, Colombia, Indonesia and the Philippines added value. In addition, the Fund's lower weight to Brazil and China, relatively poor performers in the quarter, was beneficial to relative performance.

o Emerging markets have returned an average of nearly 40% per year over the last three years. The Fund's investment in more emerging countries than its benchmarks and its historical overweight to the smaller emerging markets means that it has been underweight the largest emerging markets. As a result, the Fund has lagged its benchmark in periods when these larger markets outperform the pack.

o During the six months ended December 31, 2005, management continued to employ tax-efficient techniques, such as harvesting losses to match gains and using cash flows to avoid excess turnover. In addition, management continued its disciplined strategy of rebalancing the Fund, including reducing allocations after periods of substantial appreciation.

See page 4 for more performance information, including after-tax returns.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

(1) The Fund has no sales charge. This return does not include the 2% fee Class I shares are subject to when they are exchanged or redeemed.
(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

FUND PERFORMANCE

Regional Weightings*
-------------------------------------------------------------------------------
By total investments

Asia/Pacific                         37.90%
Europe                               23.52%
Latin America                        20.86%
Africa                               11.75%
Middle East                           5.79%


* Regional weightings are shown as a percentage of total investments as of 12/31/05. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

Sector Weightings+
-------------------------------------------------------------------------------
By net assets

Financials                           21.5%
Communications                       14.8%
Energy                               11.9%
Consumer, Non-Cyclical               11.8%
Basic Materials                       9.0%
Industrials                           7.6%
Consumer, Cyclical                    6.8%
Diversified                           4.8%
Technology                            4.1%
Utilities                             4.1%
Funds                                 2.5%

+ Sector weightings are shown as a percentage of net assets as of 12/31/05.
  Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.


Average Annual Total Returns
(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV) (Class I)
-------------------------------------------------------------------------------
                                        One Year    Five Years    Life of Fund*

Return Before Taxes                      33.83%       23.77%          17.52%
Return After Taxes on Distributions      33.41        22.98           16.77
Return After Taxes on Distributions
  and Sale of Fund Shares                22.61        20.70           15.24

Returns Reflecting the Redemption Fee (Class I)
-------------------------------------------------------------------------------
                                        One Year    Five Years    Life of Fund*

Return Before Taxes                      31.83%       23.60%          17.43%
Return After Taxes on Distributions      31.41        22.81           16.68
Return After Taxes on Distributions
  and Sale of Fund Shares                21.31        20.54           15.15

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

* Class I commenced operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 - December 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

                              Beginning          Ending        Expenses Paid
                            Account Value     Account Value    During Period*
                               (7/1/05)         (12/31/05)   (7/1/05 - 12/31/05)

ACTUAL
Class I                      $1,000.00           $1,239.10            $5.36

HYPOTHETICAL
(5% return per year before expenses)
Class I                      $1,000.00           $1,020.40            $4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005


PORTFOLIO OF INVESTMENTS (Unaudited)

Long-Term Investments

Common Stocks -- 95.1%

Security                                                           Shares               Value
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Argentina -- 1.5%
------------------------------------------------------------------------------------------------
BBVA Banco Frances SA(a)                                              67,312        $    161,927
Grupo Financiero Galicia SA (Class 'B' Shares)(a)                    263,448             183,684
IRSA Inversiones y Representaciones SA(a)                            119,544             140,233
Ledesma SAAI                                                         259,501             166,355
Molinos Rio de la Plata SA(a)                                         92,923             136,640
Petrobras Energia Participaciones SA(a)                              134,218             169,422
Quilmes Industrial SA (ADR)                                           14,706             501,769
Renault Argentina SA(a)                                               46,284             251,589
Siderar SAIC                                                          75,100             631,572
Telecom Argentina SA(a)                                              229,824             599,954
Tenaris SA                                                           287,701           3,384,438
Transportadora de Gas del Sur SA(a)                                  252,923             280,817
------------------------------------------------------------------------------------------------
                                                                                    $  6,608,400
------------------------------------------------------------------------------------------------
Botswana -- 0.4%
------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                               284,600        $    819,181
Sefalana Holding Co.(a)(b)                                            99,100             170,967
Standard Chartered Bank of Botswana(b)                               488,210             753,601
------------------------------------------------------------------------------------------------
                                                                                    $  1,743,749
------------------------------------------------------------------------------------------------
Brazil -- 6.4%
------------------------------------------------------------------------------------------------
Banco Bradesco SA(a)                                                  20,000        $    552,259
Banco Bradesco SA (PFD Shares)                                        49,240           1,427,338
Banco Itau Holding Financeira SA (PFD Shares)                         65,200           1,571,723
Bombril SA (PFD Shares)(a)                                           100,000             316,420
Brasil Telecom Participacoes SA (PFD Shares)                      22,900,000             168,649
Brasil Telecom SA                                                 33,349,635             143,508
Caemi Mineracao E Metalurgia SA (PFD Shares)                         325,000             474,524
Centrais Eletricas Brasileiras SA                                 22,000,000             357,953
Centrais Eletricas Brasileiras SA (Class 'B' Shares)(a)           11,000,000             186,513
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)    7,178,255             236,355
Cia de Bebidas das Americas (PFD Shares)                           5,462,655           2,100,391
Cia de Companhia de Concessoes Rodoviarias (CCR)                      10,000             316,849
Cia Energetica de Minas Gerais (PFD Shares)                       10,000,000             406,765
Cia Siderurgica Nacional SA (CSN)                                     15,000             323,057
Cia Vale do Rio Doce (CVRD)                                           39,900           1,631,535
Cia Vale do Rio Doce (PFD Shares)                                     68,700           2,463,552
Contax Participacoes SA(a)                                             7,000              11,389
Contax Participacoes SA (ADR)(a)                                      26,608              32,015
Contax Participacoes SA (PFD Shares)(a)                               31,000              37,298
Eletropaulo Metropolitana SA (PFD Shares)(a)                       5,767,190             246,936
Embratel Participacoes SA(a)                                      37,424,000              91,337
Embratel Participacoes SA (PFD Shares)(a)                         67,000,000             195,076
Empresa Brasileira de Aeronautica SA                                  27,000             208,092
Empresa Brasileira de Aeronautica SA (PFD Shares)                    166,651           1,637,611
Gol Linhas Aereas Inteligentes SA (PFD Shares)                        14,000             398,150
Investimentos Itau SA (PFD Shares)                                   682,925           2,163,839
Lojas Americanas SA (PFD Shares)                                  28,835,940             882,672
Natura Cosmeticos SA                                                   7,000             308,653
Net Servicos de Comunicacao SA (PFD Shares)(a)                     1,641,110             751,868
Petroleo Brasileiro SA                                                46,850           3,015,735
Petroleo Brasileiro SA (ADR)                                         114,800           2,030,075
Souza Cruz SA                                                         18,700             232,199
Tele Norte Leste Participacoes SA                                      7,000             159,752
Tele Norte Leste Participacoes SA (ADR)                               26,608             476,815
Tele Norte Leste Participacoes SA (PFD Shares)                        31,000             550,846
Telemar Norte Leste SA (PFD Shares)                                    6,500             176,729
Telesp Celular Participacoes SA (PFD Shares)(a)                       41,712             158,061
Telesp Telecomunicacoes de Sao Paulo SA (PFD Shares)                   1,086              22,297
Uniao de Bancos Brasileiros SA                                        49,723             624,864
Weg SA (PFD Shares)                                                   73,000             237,551
------------------------------------------------------------------------------------------------
                                                                                    $ 27,327,251
------------------------------------------------------------------------------------------------
Bulgaria -- 0.1%
------------------------------------------------------------------------------------------------
Albena Invest Holding Plc(a)                                          19,550        $    165,043
Bulgartabak Holding                                                    3,450              56,170
Doverie Holding AD(a)                                                 37,500              89,321
DZI AD(a)                                                              1,100              48,939
Sopharma AD                                                           24,000             108,542
------------------------------------------------------------------------------------------------
                                                                                    $    468,015
------------------------------------------------------------------------------------------------
Chile -- 2.9%
------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                 6,000        $    170,400
Banco de Chile (ADR)                                                   4,800             192,048
Banco Santander Chile SA (ADR)                                        47,622           2,123,941
Cia Cervecerias Unidas SA (ADR)                                       21,900             552,318
Cia de Telecomunicaciones de Chile SA (ADR)                           55,866             491,621
Corpbanca SA (ADR)                                                     6,000             165,900
Cristalerias de Chile SA (ADR)                                        13,800             388,470
Distribucion y Servicio D&S SA (ADR)(a)                               27,800             536,262
Embotelladora Andina SA (Series 'A') (ADR)                            22,000             287,100
Embotelladora Andina SA (Series 'B') (ADR)                            34,700             483,718
Empresa Nacional de Electricidad SA (ADR)                             41,359           1,266,413
Enersis SA (ADR)                                                     101,871           1,119,562
Lan Airlines SA (ADR)                                                 11,000             412,280
Madeco SA (ADR)(a)                                                    93,200             724,164
Masisa SA (ADR)(a)                                                    59,305             561,025
Quinenco SA (ADR)                                                     62,000             670,220
Sociedad Quimica y Minera de Chile SA (ADR)                            2,095             224,458
Sociedad Quimica y Minera de Chile SA (Series "B") (ADR)              13,700           1,496,040
Vina Concha y Toro SA (ADR)                                           24,200             710,512
------------------------------------------------------------------------------------------------
                                                                                    $ 12,576,452
------------------------------------------------------------------------------------------------
China -- 6.8%
------------------------------------------------------------------------------------------------
Air China Ltd. (Class "H" Shares)(a)                                 300,000        $     95,603
Aluminum Corp. of China Ltd. (Class "H" Shares)                      330,000             251,027
Beijing Enterprises Holdings Ltd.                                     65,000             109,517
Beijing North Star Co., Ltd. (Class "H" Shares)                    1,580,000             395,263
China Everbright Ltd.(a)                                             932,000             377,446
China International Marine Containers Co., Ltd. (Class "B"
Shares)                                                              288,000             232,152
China Life Insurance Co., Ltd. (Class "H" Shares)(a)               1,925,000           1,697,030
China Merchants Holdings International Co., Ltd.                     824,000           1,783,050
China Merchants Property Development Co., Ltd.                       392,436             389,726
China Mobile Hong Kong Ltd.                                          710,400           3,362,288
China Overseas Land & Investment Ltd.                                708,000             302,752
China Petroleum & Chemical Corp.                                   5,774,000           2,858,598
China Resources Enterprise Ltd.                                      220,000             389,541
China Shipping Container Lines Co., Ltd.(a)                          493,000             169,954
China Shipping Development Co., Ltd. (Class "H" Shares)              280,000             205,367
China Southern Airlines Co., Ltd.
(Class "H" Shares)(a)                                                375,000             107,251
China Telecom Corp. Ltd. (Class "H" Shares)                        1,950,000             708,694
China Travel International Investment Hong Kong Ltd.                 800,000             191,734
China Unicom Ltd.                                                    420,000             342,570
China Vanke Co., Ltd. (Class "B" Shares)                             493,924             316,604
CITIC International Financial Holdings Ltd.                          384,000             142,100
CNOOC Ltd.                                                         1,532,500           1,021,633
COFCO International Ltd.                                             460,000             204,288
Cosco Pacific Ltd.                                                   278,000             504,447
Datang International Power Generation Co., Ltd. (Class "H"
Shares)                                                              190,000             139,535
Dazhong Transportation Group Co., Ltd.                               240,788             101,613
Denway Motors Ltd.                                                   960,000             317,934
Global Bio-chem Technology Group Co., Ltd.                           550,000             241,070
Guangdong Electric Power Development Co., Ltd. (Class "B"
Shares)                                                              264,000             106,906
Guangdong Investment Ltd.                                            374,000             138,336
Guangdong Provincial Expressway Development Co., Ltd. (Class
"B" Shares)                                                          234,960              86,971
Huaneng Power International, Inc.
(Class "H" Shares)                                                   950,000             624,660
Jiangsu Expressway Co., Ltd. (Class "H" Shares)                      352,000             198,723
Jilin Chemical Industrial Co., Ltd.
(Class "H" Shares)(a)                                                168,000              60,030
Lenovo Group Ltd.                                                    682,000             313,518
Lianhua Supermarket Holdings Ltd.
(Class "H" Shares)                                                   130,000             121,557
Maanshan Iron & Steel Co., Ltd.                                    2,729,000             850,285
Netease.com, Inc. (ADR)(a)                                            10,000             561,600
PetroChina Co., Ltd.                                               1,872,300           1,523,395
PICC Property & Casualty Co., Ltd.
(Class "H" Shares)                                                   390,000             110,405
Ping An Insurance Group Co. of China Ltd.
(Class "H" Shares)                                                   669,000           1,229,026
Qingling Motors Co., Ltd.                                          1,448,966             224,302
Semiconductor Manufacturing International Corp.(a)                 3,476,000             455,732
Shanghai Diesel Engine Co., Ltd.                                     534,000             137,238
Shanghai Industrial Holdings Ltd.                                     84,000             175,682
Shanghai Jinjiang International Hotels
Development Co., Ltd.                                                574,800             319,589
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.             99                  39
Shenzhen Chiwan Wharf Holdings Ltd.
(Class "B" Shares)                                                    65,000              90,455
Sina Corp.(a)                                                         23,000             555,680
Sinopec Yizheng Chemical Fibre Co., Ltd.                           3,201,000             692,800
Sinopec-China Petroleum & Chemical Corp.                           1,628,000             626,082
Sinotrans Ltd. (Class "H" Shares)                                    300,000             121,410
Sohu.com, Inc.(a)                                                     11,000             201,740
Tingyi (Cayman Islands) Holding Corp.                              1,184,000             591,729
Travelsky Technology Ltd.                                            406,000             373,792
Tsingtao Brewery Co., Ltd.                                         1,124,000           1,188,321
Weiqiao Textile Co., Ltd. (Class "H" Shares)                          82,000             112,142
Yantai Changyu Pioneer Wine Co., Ltd.
(Class "B" Shares)                                                    79,960             136,540
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                     320,000             204,295
------------------------------------------------------------------------------------------------
                                                                                    $ 29,091,767
------------------------------------------------------------------------------------------------
Colombia -- 1.0%
------------------------------------------------------------------------------------------------
Bancolombia SA (ADR)                                                  87,900        $  2,534,157
Compania de Cemento Argos SA                                         132,000             682,363
Interconexion Electrica SA                                           380,000             938,979
Inversiones Nacional de Chocolates SA                                 46,000             259,923
------------------------------------------------------------------------------------------------
                                                                                    $  4,415,422
------------------------------------------------------------------------------------------------
Croatia -- 0.8%
------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)(a)                                           880        $    456,832
Croatia Osiguranje DD(a)                                                 160             144,024
Ericsson Nikola Tesla                                                  1,770             542,136
Kras DD(a)                                                             1,130              99,641
Pliva DD(a)                                                            1,470              97,625
Pliva DD (GDR)                                                        79,340           1,051,255
Podravka Prehrambena Industija DD(a)                                   7,000             354,820
Privredna Banka Zagreb DD(a)                                           2,780             258,917
Riviera Holding DD(a)                                                  3,830             208,387
------------------------------------------------------------------------------------------------
                                                                                    $  3,213,637
------------------------------------------------------------------------------------------------
Czech Republic -- 3.2%
------------------------------------------------------------------------------------------------
Cesky Telecom AS (GDR)(a)                                             54,303        $  1,121,357
CEZ AS                                                               180,770           5,401,519
Komercni Banka AS                                                      6,600             919,927
Komercni Banka AS (GDR)                                               27,154           1,276,238
Philip Morris CR AS                                                    1,660           1,230,314
Unipetrol AS(a)                                                      295,700           2,812,324
Zentiva NV AS                                                         19,800             920,296
------------------------------------------------------------------------------------------------
                                                                                    $ 13,681,975
------------------------------------------------------------------------------------------------
Egypt -- 1.7%
------------------------------------------------------------------------------------------------
Commercial International Bank                                         44,420        $    454,746
Eastern Tobacco                                                       13,400             770,551
Egyptian Financial Group-Hermes Holding SAE(a)                        18,500             413,278
Egyptian International Pharmaceutical Industrial Co.                  40,120             174,218
Egyptian Media Production City(a)                                     48,072             115,169
MobiNil- Egyptian Company for Mobil Services                           6,978             243,797
Olympic Group Financial Investment Co.                                53,371             330,509
Orascom Construction Industries (OCI)(a)                              38,330           1,469,414
Orascom Hotel Holdings SAE(a)                                         11,863              38,139
Orascom Telecommunication(a)                                          22,900           2,374,298
Oriental Weavers Co.                                                  26,710             442,068
Vodafone Egypt Telecommunications Co.                                 19,600             344,987
------------------------------------------------------------------------------------------------
                                                                                    $  7,171,174
------------------------------------------------------------------------------------------------
Estonia -- 0.5%
------------------------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                                42,400        $  1,132,080
AS Harju Elekter                                                      18,000              87,056
AS Merko Ehitus                                                       23,000             466,716
AS Norma                                                              25,000             193,727
AS Saku Olletehase                                                     8,000              90,495
------------------------------------------------------------------------------------------------
                                                                                    $  1,970,074
------------------------------------------------------------------------------------------------
Ghana -- 0.2%
------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.(b)                                               210,900        $    115,949
Mobil Oil Ghana Ltd.(a)                                               16,087              67,176
SSB Bank Ltd.(b)                                                     370,000             292,747
Standard Chartered Bank of Ghana Ltd.(b)                              10,200             145,714
Unilever Ghana Ltd.(b)                                               249,000             421,385
------------------------------------------------------------------------------------------------
                                                                                    $  1,042,971
------------------------------------------------------------------------------------------------
Hungary -- 3.1%
------------------------------------------------------------------------------------------------
BorsodChem Rt                                                         20,000        $    214,788
Danubius Hotel and Spa Rt.(a)                                          8,190             224,108
Delmagyarorszagi Aramszol Rt                                           2,700             215,514
EGIS Rt                                                                2,478             260,463
FHB Land Credit and Mortgage Bank Rt                                  20,000             122,201
Fotex Rt.(a)                                                         478,034             778,355
Gedeon Richter Rt                                                      8,552           1,531,815
Magyar Tavkozlesi Rt. (ADR)                                           37,300             821,719
Magyar Telekom Rt                                                    217,000             968,073
MOL Magyar Olaj-es Gazipari Rt                                        35,105           3,282,629
NABI Bus Industries Rt.(a)                                            24,894               9,305
OTP Bank Rt                                                          138,420           4,508,772
Pannonplast Rt.(a)                                                    18,000             163,225
RABA Rt.(a)                                                           70,410             198,285
------------------------------------------------------------------------------------------------
                                                                                   $  13,299,252
------------------------------------------------------------------------------------------------
India -- 1.8%
------------------------------------------------------------------------------------------------
Bajaj Auto Ltd.                                                        3,800        $    171,570
Bajaj Auto Ltd. (GDR)                                                  3,402             153,600
Dr. Reddy's Laboratories Ltd. (ADR)                                   13,400             289,440
Gail India Ltd. (GDR)                                                 16,700             595,355
Grasim Industries Ltd. (GDR)(a)                                       13,300             410,039
HDFC Bank Ltd. (ADR)                                                   7,700             391,930
Hindalco Industries Ltd. (GDR) (144A)                                140,410             436,675
ICICI Bank Ltd. (ADR)                                                 26,300             757,440
ITC Ltd. (GDR)                                                       220,700             686,377
Larsen & Toubro Ltd. (GDR)                                            12,000             467,400
Mahanagar Telephone Nigam Ltd. (ADR)                                  38,500             265,650
Ranbaxy Laboratories Ltd. (GDR)                                       20,500             163,795
Reliance Energy Ltd. (GDR) (144A)                                      5,900             255,623
Reliance Industries Ltd. (GDR) (144A)                                 21,408             846,258
Satyam Computer Services Ltd. (ADR)                                   12,000             439,080
State Bank of India Ltd. (GDR)                                        11,800             596,426
Tata Motors Ltd. (ADR)                                                19,800             284,526
Videsh Sanchar Nigam Ltd. (ADR)                                       11,100             187,035
Wipro Ltd. (ADR)                                                      13,100             156,545
------------------------------------------------------------------------------------------------
                                                                                    $  7,554,764
------------------------------------------------------------------------------------------------
Indonesia -- 3.4%
------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                               1,717,500        $    620,614
Astra Argo Lestari Tbk PT                                            500,000             247,826
Astra International Tbk PT                                         1,601,000           1,649,586
Bank Central Asia Tbk PT                                           3,078,000           1,058,211
Bank Danamon Indonesia Tbk PT                                        455,000             218,728
Bank Internasional Indonesia Tbk PT                                6,667,000             105,019
Bank Mandiri PT                                                    2,168,000             359,704
Bank Pan Indonesia Tbk PT                                          1,950,272              82,791
Bank Rakyat Indonesia PT                                           2,240,000             685,255
Berlian Laju Tanker Tbk PT                                         1,250,000             132,114
Bumi Resources Tbk PT(a)                                           5,761,000             443,814
Ciputra Development Tbk PT(a)                                     12,232,500             369,292
Gudang Garam Tbk PT                                                  763,500             899,370
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                            1,095,000             119,371
Indocement Tunggal Prakarsa Tbk PT(a)                                500,000             179,218
Indofood Sukses Makmur Tbk PT                                      8,176,500             752,283
Indonesian Satellite Corp. Tbk PT                                  1,322,500             750,781
International Nickel Indonesia Tbk PT                                130,000             173,236
Jakarta International Hotels & Development
Tbk PT(a)                                                          2,100,000             105,640
Kalbe Farma Tbk PT                                                 1,517,000             152,625
Kawasan Industri Jababeka Tbk PT(a)                                1,250,000              11,433
Matahari Putra Prima Tbk PT                                        1,600,000             155,331
Medco Energi Internasional Tbk PT                                    314,000             107,380
Perusahaan Gas Negara PT                                           1,361,000             949,069
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(a)             454,000             135,303
Ramayana Lestari Sentosa Tbk PT                                    4,100,000             336,300
Semen Gresik Persero Tbk PT                                          265,500             480,274
Telekomunikasi Indonesia Tbk PT                                    3,675,160           2,190,145
Tempo Scan Pacific Tbk PT                                            200,000             114,048
Trimegah Securities Tbk PT                                         6,845,000             100,070
Unilever Indonesia Tbk PT                                            852,700             370,457
United Tractors Tbk PT                                             1,137,000             422,160
------------------------------------------------------------------------------------------------
                                                                                   $  14,477,448
------------------------------------------------------------------------------------------------
Israel -- 3.2%
------------------------------------------------------------------------------------------------
Alvarion Ltd.(a)                                                       9,578        $     83,520
Bank Hapoalim Ltd.                                                   182,752             843,321
Bank Leumi Le-Israel                                                 148,024             565,159
Bezeq Israeli Telecommunication Corp. Ltd.(a)                        922,638           1,173,403
Check Point Software Technologies Ltd.(a)                             38,341             770,654
Elbit Systems Ltd.                                                     4,000              97,806
Gazit Globe (1982) Ltd.                                               14,000             109,582
Given Imaging Ltd.(a)                                                  8,000             208,776
Harel Insurance Investments Ltd.                                       3,000             134,368
IDB Development Corp. Ltd.                                             2,976              85,456
IDB Holding Corp. Ltd.                                                 7,103             158,181
Israel Chemicals Ltd.                                                251,015             985,362
Israel Discount Bank Ltd. (Series "A")(a)                            275,000             508,152
Koor Industries Ltd.(a)                                                3,023             165,495
Lipman Electrical Engineering(a)                                       4,000              92,819
M-Systems Flash Disk Pioneers Ltd.(a)                                 10,000             331,200
Makhteshim-Agan Industries Ltd.                                      120,957             694,381
Nice Systems Ltd.(a)                                                   7,900             379,790
Orbotech Ltd.(a)                                                      10,000             239,700
Osem Investment Ltd.                                                   5,695              48,170
Partner Communications Co., Ltd.(a)                                   69,160             572,488
Property & Building Corp. Ltd.                                         1,000              91,748
Taro Pharmaceuticals Industries Ltd.(a)                               14,244             198,989
Teva Pharmaceutical Industries Ltd.                                   82,999           3,582,873
Teva Pharmaceutical Industries Ltd. (ADR)                             27,000           1,161,270
The Israel Corp. Ltd.                                                  1,000             366,760
United Mizrahi Bank Ltd.(a)                                           30,000             172,816
------------------------------------------------------------------------------------------------
                                                                                   $  13,822,239
------------------------------------------------------------------------------------------------
Kenya -- 0.8%
------------------------------------------------------------------------------------------------
Athi River Mining Ltd.(a)                                            561,200        $    307,030
Bamburi Cement Co., Ltd.                                              53,500             103,816
Barclays Bank of Kenya Ltd.                                           88,132             319,763
East African Breweries Ltd.                                          345,000             644,465
Kenya Airways Ltd.                                                 1,127,600           1,271,360
Kenya Commercial Bank Ltd.                                            82,940             129,351
Kenya Power & Lighting Ltd.(a)                                       112,650             213,516
Nation Media Group Ltd.                                               89,673             235,362
NIC Bank Ltd.                                                        147,120             102,995
Standard Chartered Bank Kenya Ltd.                                    68,420             131,425
------------------------------------------------------------------------------------------------
                                                                                    $  3,459,083
------------------------------------------------------------------------------------------------
Latvia -- 0.1%
------------------------------------------------------------------------------------------------
Grindeks(a)                                                           12,000        $    140,053
Latvian Shipping Co.(a)                                               96,000             211,864
------------------------------------------------------------------------------------------------
                                                                                    $    351,917
------------------------------------------------------------------------------------------------
Lithuania -- 0.4%
------------------------------------------------------------------------------------------------
Invalda PVA(a)                                                        35,000        $    165,644
Klaipedos Nafta PVA                                                  300,000             110,830
Lietuvos Telekomas (GDR)                                              60,000             558,000
Mazeikiu Nafta(a)                                                     90,000             291,171
Pieno Zvaigzdes                                                       40,000              61,178
Rokiokio Suris                                                         3,000              76,868
Siauliu Bankas(a)                                                    125,000             171,050
Snaige                                                                21,000             123,527
------------------------------------------------------------------------------------------------
                                                                                    $  1,558,268
------------------------------------------------------------------------------------------------
Malaysia -- 2.9%
------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                   236,000        $     98,092
AMMB Holdings Bhd                                                    162,600             102,057
Arab-Malaysian Corp. Bhd (AMCORP)(a)                                 400,000             103,717
Berjaya Sports Toto Bhd                                              221,384             260,469
British American Tobacco Malaysia Bhd                                 20,700             220,446
CIMB Bhd                                                              64,000             107,527
Commerce Asset Holdings Bhd                                          207,400             312,787
Digi.com Bhd(a)                                                      100,000             206,377
DRB-Hicom Bhd                                                        174,200              54,848
EON Capital Bhd                                                       48,500              64,804
Fountain View Development Bhd(a)                                      86,600               6,764
Gamuda Bhd                                                           227,000             190,994
Genting Bhd                                                          126,200             714,880
Golden Hope Plantations Bhd                                          100,000             105,305
Guinness Anchor Bhd                                                   67,000             101,045
Guocoland Malaysia Bhd                                                11,850               1,975
Highlands & Lowlands Bhd                                             100,000             110,597
Hong Leong Bank Bhd                                                   70,400              94,997
Hong Leong Credit Bhd                                                 61,500              63,786
IGB Corp. Bhd                                                        312,000              94,933
IJM Corp. Bhd                                                         59,100              68,803
IOI Corp. Bhd                                                        209,000             685,699
IOI Oleochemical Industries Bhd                                        6,375              19,735
Island & Peninsular Bhd(a)                                            34,996              13,426
KLCC Property Holdings Bhd                                           250,000             136,923
Kuala Lumpur Kepong Bhd                                               44,900              99,791
Leader Universal Holdings Bhd(a)                                     476,000              40,209
Magnum Corp. Bhd                                                     357,380             179,659
Malakoff Bhd                                                         151,600             329,489
Malayan Banking Bhd                                                  233,355             685,339
Malaysia International Shipping Corp. Bhd                            232,000             609,287
Malaysian Bulk Carriers Bhd                                          164,000              91,123
Malaysian Oxygen Bhd                                                  42,000             134,462
Malaysian Pacific Industries Bhd                                      28,500              75,009
Malaysian Plantations Bhd                                            134,800              78,822
Maxis Communications Bhd                                             230,000             510,272
Multi-Purpose Holdings Bhd(a)                                        400,000              81,700
Nestle Malaysia Bhd                                                    6,000              38,577
O.Y.L Industries Bhd                                                 178,000             160,315
Petronas Dagangan Bhd                                                100,000             104,776
Petronas Gas Bhd                                                      71,000             174,706
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                139,700             113,105
Pos Malaysia & Services Holdings Bhd                                 110,000             117,582
PPB Group Bhd                                                        252,000             277,370
PPB Oil Palms Bhd                                                     90,000             111,443
Proton Holdings Bhd                                                   87,300             151,294
Public Bank Bhd                                                      403,187             698,737
Ramatex Bhd                                                          118,000              93,663
Resorts World Bhd                                                    114,000             337,822
RHB Capital Bhd                                                      150,000              87,710
Road Builder (M) Holdings Bhd                                        200,000              73,555
Scomi Group Bhd                                                      250,000              66,103
Shell Refining Co. (Federal of Malaya) Bhd                            38,000              98,029
Sime Darby Bhd                                                       376,700             612,966
Southern Bank Bhd                                                    202,000             216,992
SP Setia Bhd                                                          90,000              77,629
Star Publications (Malaysia) Bhd                                      52,000             101,125
Ta Ann Holdings Bhd                                                   80,000             114,301
Tan Chong Motor Holdings Bhd                                         219,000              78,225
Tanjong Plc                                                           68,000             260,881
Telekom Malaysia Bhd                                                 212,700             537,599
Tenaga Nasional Bhd                                                   98,560             258,167
TIME Engineering Bhd(a)                                              103,900               7,554
Top Glove Corp. Bhd                                                   75,000             135,931
Transmile Group Bhd                                                   35,000              98,161
UMW Holdings Bhd                                                      57,000              88,980
YTL Corp. Bhd                                                        155,584             220,234
YTL e-Solutions Bhd                                                1,633,800              60,519
YTL Power International Bhd                                          173,000             102,532
------------------------------------------------------------------------------------------------
                                                                                    $ 12,532,731
------------------------------------------------------------------------------------------------
Mauritius -- 0.7%
------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                    83,400        $     53,182
Ireland Blyth Ltd.                                                    64,209              77,899
Mauritius Commercial Bank                                            463,595             758,004
Mauritius Development Investment Trust Co., Ltd.                     300,000              59,352
Mon Tresor & Mon Desert Ltd.                                          23,449              34,617
New Mauritius Hotels Ltd.                                            235,400             558,094
Rogers & Co., Ltd.                                                    48,555             227,056
Shell Mauritius Ltd.                                                  22,000              59,712
State Bank of Mauritius Ltd.                                         641,899             640,220
Sun Resorts Ltd.                                                      95,730             206,611
United Basalt Products Ltd.                                           85,125             117,756
------------------------------------------------------------------------------------------------
                                                                                    $  2,792,503
------------------------------------------------------------------------------------------------
Mexico -- 6.7%
------------------------------------------------------------------------------------------------
Alfa SA de CV                                                        381,572        $  2,116,327
America Movil SA de CV                                             3,499,540           5,109,010
America Telecom SA de CV(a)                                           95,649             464,863
Carso Global Telecom SA de CV(a)                                     160,800             414,182
Cemex SA de CV                                                       794,212           4,708,836
Coca-Cola Femsa SA de CV                                              19,000              53,083
Consorcio ARA SA de CV                                               118,000             515,809
Corporacion GEO SA de CV (Series "B")(a)                              70,000             246,765
Fomento Economico Mexicano SA de CV                                  135,800             982,980
Grupo Aeroportuario del Surests SA de CV
(Class "B" Shares)                                                     4,826              15,529
Grupo Bimbo SA de CV                                                 141,527             492,261
Grupo Carso SA de CV                                                 731,000           1,779,114
Grupo Elektra SA de CV                                                 9,626              85,060
Grupo Financiero Banorte SA de CV
(Class "O" Shares)                                                   800,000           1,656,005
Grupo Financiero Inbursa SA de CV                                    927,808           1,582,157
Grupo Iusacell SA de CV(a)                                           136,250             331,798
Grupo Mexico SA de CV                                                259,000             603,818
Grupo Modelo SA de CV (Series "C")                                   110,000             398,114
Grupo Televisa SA                                                    331,000           1,322,426
Kimberly-Clark de Mexico SA de CV                                    121,570             434,274
Telefonos de Mexico SA de CV (Telmex)                              1,996,360           2,467,851
TV Azteca SA de CV                                                   593,565             387,800
Urbi Desarrollos Urbanos SA de CV(a)                                  61,000             421,475
US Commercial Corp. SA de CV(a)                                      128,000              46,928
Wal-Mart de Mexico SA de CV                                          364,816           2,023,393
------------------------------------------------------------------------------------------------
                                                                                   $  28,659,858
------------------------------------------------------------------------------------------------
Morocco -- 1.6%
------------------------------------------------------------------------------------------------
Banque Commerciale du Maroc                                            7,080        $    942,986
Banque Marocaine du Commerce Exterieur (BMCE)                          9,120             738,215
Banque Marocaine pour le Commerce et L' Industrie (BMCI)               2,200             181,758
Centrale Laitiere                                                        350             236,676
Ciments du Maroc                                                       1,365             210,227
Cosumar Compagnie Sucriere Marocaine et de Raffinage                   1,187             128,049
CTM                                                                    1,560              44,648
Holcim Maroc SA                                                        2,082             282,138
Lafarge Ciments                                                          700             200,554
Lesieur Cristal SA                                                     1,663             154,358
Managem(a)                                                             2,800             101,792
Maroc Telecom                                                        124,100           1,320,049
ONA SA                                                                 8,823           1,019,517
Samir                                                                  6,247             387,397
Societe des Brasseries du Maroc                                        3,279             607,661
Societe Nationale d'Investissement                                     1,330             142,111
SONASID (Societe Nationale de Siderurgie)                              1,700             198,977
------------------------------------------------------------------------------------------------
                                                                                    $  6,897,113
------------------------------------------------------------------------------------------------
Nigeria -- 0.8%
------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                             720,000        $    197,817
Cadbury Nigeria Plc                                                  200,000              95,724
Conoil Plc(a)                                                        322,000             242,681
First Bank of Nigeria Plc                                          1,500,000             368,169
Guaranty Trust Bank Plc                                            3,275,000             311,988
Guiness Nigeria Plc                                                  200,000             147,267
Nestle Foods Nigeria Plc                                              80,000             116,581
Nigeria Bottling Co., Plc                                            300,000             143,241
PZ Industries Plc                                                  1,900,000             236,088
Total Nigeria Plc                                                     80,000             112,298
UACN Property Development Co., Plc                                 2,000,000             133,877
Unilever Nigeria Plc(a)                                            3,000,000             471,946
Union Bank of Nigeria Plc                                          2,133,333             416,930
United Bank for Africa Plc                                         1,200,000             115,237
Zenith Bank Ltd.                                                   2,000,000             253,116
------------------------------------------------------------------------------------------------
                                                                                    $  3,362,960
------------------------------------------------------------------------------------------------
Peru -- 1.5%
------------------------------------------------------------------------------------------------
Alicorp SA(a)                                                      1,163,781        $    620,819
Cementos Lima SA                                                       4,981              53,723
Cia de Minas Buenaventura SA                                          36,649           1,037,167
Cia de Minas Buenaventura SA (ADR)                                    41,440           1,183,827
Compania Minera Atacocha SA                                           51,862              41,121
Compania Minera Milpo SA                                             241,600             246,494
Credicorp Ltd.                                                        52,600           1,198,754
Edegel SA(a)                                                       1,082,130             425,849
Ferreyros SA                                                         246,411             116,364
Grana y Montero SA(a)                                                100,000              24,195
Minsur SA                                                            201,019             275,408
Southern Peru Copper Corp. (ADR)                                       4,530             309,603
Union de Cervecerias Backus y Johnston SAA                         1,146,501             648,364
------------------------------------------------------------------------------------------------
                                                                                    $  6,181,688
------------------------------------------------------------------------------------------------
Philippines -- 3.2%
------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                      2,000,000        $    180,621
Ayala Corp.                                                           95,856             567,805
Ayala Land, Inc.                                                   2,474,840             460,368
Banco De Oro                                                         400,000             256,434
Bank of the Philippine Islands                                       891,720             914,217
Benpres Holdings Corp.(a)                                         31,820,000             644,092
Equitable PCI Bank, Inc.                                             485,000             537,795
Filinvest Land, Inc.(a)                                           10,307,550             266,388
Globe Telecom, Inc.                                                   17,000             235,064
International Container Terminal Services, Inc.(a)                   514,000              90,133
JG Summit Holdings, Inc.                                           4,200,000             273,216
Jollibee Foods Corp.                                                 500,000             380,319
Manila Electric Co.(a)                                               394,286             161,699
Metropolitan Bank & Trust Co.                                        728,875             439,785
Petron Corp.                                                       7,477,423             632,364
Philippine Long Distance Telephone Co.                               114,060           3,897,931
San Miguel Corp. (Class "B" Shares)                                1,721,900           2,874,580
SM Investments Corp.                                                 100,000             451,815
SM Prime Holdings, Inc.                                            2,749,000             408,116
------------------------------------------------------------------------------------------------
                                                                                    $ 13,672,742
------------------------------------------------------------------------------------------------
Poland -- 3.4%
------------------------------------------------------------------------------------------------
Agora SA                                                              35,510        $    751,884
Bank BPH                                                               3,226             742,033
Bank Millennium SA                                                   196,243             315,880
Bank Pekao SA(a)                                                      36,600           1,964,809
Bank Zachodni WBK SA(a)                                                7,350             318,714
BRE Bank SA(a)                                                         4,000             206,829
ComputerLand SA(a)                                                    10,172             290,594
Debica SA                                                              6,000             119,814
Echo Investment SA(a)                                                  6,000             287,014
KGHM Polska Miedz SA(a)                                               58,290           1,117,235
KGHM Polska Miedz SA (GDR)(a)                                         11,300             440,700
Netia SA                                                             120,000             210,162
Orbis SA                                                              60,680             616,798
Polska Grupa Farmaceutyczna SA                                         9,000             167,436
Polski Koncern Naftowy Orlen SA                                      122,225           2,354,827
Powszechna Kasa Oszczednosci Bank Polski SA(a)                       112,000             995,485
Prokom Software SA(a)                                                 24,781           1,050,183
Softbank SA(a)                                                        19,000             227,652
Telekomunikacja Polska SA                                             91,000             654,295
Telekomunikacja Polska SA (GDR)                                      169,000           1,208,350
Telekomunikacja Polska SA (GDR) (144A)                                76,100             544,115
------------------------------------------------------------------------------------------------
                                                                                    $ 14,584,809
------------------------------------------------------------------------------------------------
Romania -- 0.7%
------------------------------------------------------------------------------------------------
Antibiotice SA(a)                                                    907,000        $    281,964
Banca Transilvania(a)                                              2,000,000             795,496
BRD-Group Societe Generale                                           241,000           1,050,428
Impact SA                                                          2,216,000             322,463
Rompetrol Rafinare SA(a)                                           4,400,000             151,834
SNP Petrom SA(a)                                                   3,761,000             571,653
------------------------------------------------------------------------------------------------
                                                                                    $  3,173,838
------------------------------------------------------------------------------------------------
Russia -- 7.4%
------------------------------------------------------------------------------------------------
Aeroflot - Russian International Airlines                            100,000        $    142,500
AvtoVAZ                                                               21,000             777,000
Cherepovets MK Severstal                                              15,000             147,148
Golden Telecom, Inc. (ADR)                                               700              18,172
Irkutskenergo (ADR)                                                   11,500             218,500
JSC MMC Norilsk Nickel (ADR)                                          12,900           1,225,500
JSC Scientific Production Corp. Irkut (ADR)                           18,333             404,243
LUKOIL (ADR)                                                         109,800           6,478,200
Magadanenergo(a)                                                   1,000,000              43,000
Mobile Telesystems (ADR)                                              15,800             553,000
Mosenergo (ADR)                                                       12,900             187,050
OAO Gazprom(c)                                                     1,091,300           7,371,715
Rostelecom                                                            75,000             177,375
Sberbank RF(a)                                                         8,042           1,053,502
Sberbank RF (GDR)                                                      2,000           2,622,777
Sibneft(a)                                                            77,000             292,600
Surgutneftegaz                                                        24,500           2,217,250
Surgutneftegaz (ADR) (PFD Shares)                                     35,200           1,925,440
Tatneft (ADR)                                                          7,250             478,500
Transneft(a)                                                             200             474,051
Unified Energy System (GDR)                                           30,494           1,295,995
United Heavy Machinery Uralmash-Izhora Group(a)                        5,800              30,566
United Heavy Machinery Uralmash-Izhora Group (ADR)(a)                  6,900              36,363
United Heavy Machinery Uralmash-Izhora Group (ADR) (144A)(a)          37,600             198,152
Uralsvyazinform (ADR)                                                  6,329              45,949
VimpelCom (ADR)(a)                                                    19,500             862,485
Wimm-Bill-Dann Foods OJSC (ADR)(a)                                   101,000           2,427,030
------------------------------------------------------------------------------------------------
                                                                                    $ 31,704,063
------------------------------------------------------------------------------------------------
South Africa -- 7.0%
------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                       22,773        $    362,262
African Bank Investments Ltd.                                         56,000             216,593
African Oxygen Ltd. (AFROX)                                           32,000             130,636
Alexander Forbes Ltd.                                                132,100             302,362
Anglo Platinum Ltd.                                                    9,500             684,073
AngloGold Ashanti Ltd.                                                12,562             619,030
AngloGold Ashanti Ltd. (ADR)                                          20,619           1,017,135
Aspen Pharmacare Holdings Ltd.                                        43,010             226,577
AVI Ltd.                                                              52,000             125,732
Barloworld Ltd.                                                       52,000             907,538
BidBEE Ltd.(a)                                                         5,662              49,494
Bidvest Group Ltd.                                                    32,037             467,448
Business Connexion Group(a)                                           19,400              22,163
Edgars Consolidated Stores Ltd.                                       55,000             305,342
FirstRand Ltd.                                                       330,385             963,481
Foschini Ltd.                                                         27,423             226,162
Gold Fields Ltd.                                                      40,180             711,263
Grindrod Ltd.                                                         65,000             130,716
Harmony Gold Mining Co., Ltd.(a)                                      33,400             443,797
Impala Platinum Holdings Ltd.                                          8,261           1,213,615
Imperial Holdings Ltd.(a)                                             13,912             308,638
Investec Ltd.                                                          3,300             143,784
JD Group Ltd.                                                         14,214             172,399
Johnnic Communications Ltd.                                               78                 667
Johnnic Holdings Ltd.(a)                                                 200                 378
Lereko Mobility Proprietary Ltd.                                       1,088               6,759
Liberty Group Ltd.(a)                                                 15,000             178,627
Metropolitan Holdings Ltd.                                            65,000             121,324
Mittal Steel South Africa Ltd.                                        27,000             260,896
MTN Group Ltd.                                                       389,880           3,819,756
Murray & Roberts Holdings Ltd.                                        58,500             181,495
Nampak Ltd.                                                           65,700             174,779
Naspers Ltd.                                                          31,868             563,836
Nedcor Ltd.                                                           22,183             349,992
Network Healthcare Holdings Ltd.(a)                                  217,000             257,795
Pick'n Pay Stores Ltd.                                               104,260             472,784
Remgro Ltd.                                                           90,705           1,742,958
Reunert Ltd.                                                          26,000             215,989
RMB Holdings Ltd.                                                     65,000             286,012
Sanlam Ltd.                                                          273,690             656,048
Sappi Ltd.                                                            23,820             272,320
Sasol Ltd.                                                            91,536           3,288,855
Shoprite Holdings Ltd.                                               126,153             367,535
Standard Bank Group Ltd.                                             145,053           1,736,747
Steinhoff International Holdings Ltd.                                280,700             830,843
Telkom South Africa Ltd.                                              70,000           1,487,502
Tiger Brands Ltd.(a)                                                  62,016           1,422,677
Tradehold Ltd.(a)                                                     29,862              14,113
Truworths International Ltd.                                          66,000             250,527
VenFin Ltd.                                                          105,000             789,529
Woolworths Holdings Ltd.                                              98,942             221,577
------------------------------------------------------------------------------------------------
                                                                                    $ 29,722,560
------------------------------------------------------------------------------------------------
South Korea -- 6.6%
------------------------------------------------------------------------------------------------
Amorepacific Corp.(a)                                                    400        $    124,730
Daelim Industrial Co., Ltd.(a)                                         2,500             176,778
Daesang Corp.                                                         27,000             381,630
Daesang Holdings C Krw1000(a)                                         18,000              93,308
Daewoo Engineering & Construction Co., Ltd.(a)                        13,000             170,101
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(a)                  8,500             229,161
GS Engineering & Construction Corp.(a)                                 4,000             209,409
GS Holdings Corp.(a)                                                   5,554             128,282
Hana Financial Group, Inc.                                            18,765             857,638
Hanjin Shipping Co., Ltd.(a)                                           5,300             118,999
Hanwha Corp.(a)                                                        5,400             179,082
Hanwha Securities Co., Ltd.                                           40,000             601,735
Hite Brewery Co., Ltd.                                                 1,950             276,146
Hynix Semiconductor, Inc.(a)                                          24,070             824,814
Hyundai Development Co.(a)                                             6,700             301,176
Hyundai Engineering & Construction Co., Ltd.(a)                        6,500             286,602
Hyundai Heavy Industries Co., Ltd.                                     4,000             301,312
Hyundai Merchant Marine Co., Ltd.(a)                                   8,700             115,361
Hyundai Mobis(a)                                                       3,800             344,492
Hyundai Motor Co.                                                     17,770           1,690,496
Hyundai Motor Co. Ltd. (PFD Shares)(a)                                 4,200             282,586
Kangwon Land, Inc.                                                    36,658             738,440
KCC Corp.                                                                500             103,714
Kia Motors Corp.(a)                                                   11,000             285,389
Kookmin Bank (ADR)                                                    18,084           1,351,056
Korea Electric Power Corp.                                            23,930             894,401
Korea Express Co., Ltd.(a)                                             2,000             156,690
Korea Gas Corp.                                                        4,400             143,977
Korean Air Lines Co., Ltd.(a)                                          8,086             251,748
KT Corp.                                                              24,300             979,620
KT Freetel Co., Ltd.(a)                                                8,800             212,933
KT&G Corp.                                                            27,980           1,246,587
KTBNetwork Co., Ltd. (ADR)(a)                                         80,000             460,970
LG Chem Ltd. (GDR) (144A)(a)                                           9,240             260,514
LG Corp.                                                               8,900             274,629
LG Electronics, Inc.                                                   9,019             787,181
LG Telecom Ltd.(a)                                                    20,000             130,185
LG.Philips LCD Co., Ltd.(a)                                            2,500             104,668
NHN Corp.(a)                                                             800             210,681
POSCO                                                                  8,290           1,649,395
S-Oil Corp.                                                            5,500             383,885
Samsung Corp.                                                         25,930             546,284
Samsung Electro-Mechanics Co., Ltd.(a)                                 4,200             157,731
Samsung Electronics Co., Ltd.                                          6,488           4,174,109
Samsung Fire & Marine Insurance Co., Ltd.                              7,734             971,949
Samsung Heavy Industries Co., Ltd.                                     9,500             164,257
Samsung SDI Co., Ltd.                                                  2,600             296,606
Samsung Securities Co., Ltd.                                              70               4,219
Shinhan Financial Group Co., Ltd.                                     22,630             910,173
Shinsegae Co., Ltd.                                                    1,300             566,556
SK Corp.(a)                                                            7,200             369,901
SK Securities Co., Ltd.(a)                                           470,000             706,230
SK Telecom Co., Ltd.                                                   1,480             264,827
SK Telecom Co., Ltd. (ADR)                                            26,341             534,459
Trigem Computer, Inc.(a)                                              95,593             110,171
------------------------------------------------------------------------------------------------
                                                                                    $ 28,097,973
------------------------------------------------------------------------------------------------
Taiwan -- 6.7%
------------------------------------------------------------------------------------------------
Acer, Inc.                                                           276,455        $    695,100
Advanced Semiconductor Engineering, Inc.                             161,000             147,011
Advanced Semiconductor Engineering, Inc. (ADR)(a)                     27,495             123,453
Asia Cement Corp.                                                    416,491             246,328
Astro All Asia Networks PLC(a)                                       136,500             189,608
Asustek Computer, Inc.                                               174,051             533,805
AU Optronics Corp.                                                   101,000             150,572
AU Optronics Corp. (ADR)                                              29,711             445,962
BenQ Corp.                                                           100,000              96,284
Cathay Financial Holding Co., Ltd.                                   440,000             795,120
Chang Hwa Commercial Bank                                            210,000             104,440
Chi Mei Optoelectronics Corp.                                        186,859             275,617
China Development Financial Holding Corp.(a)                         931,000             337,497
China Motor Corp.                                                    146,000             148,326
China Steel Corp.                                                    693,440             526,922
Chinatrust Financial Holding Co., Ltd.                               511,820             405,180
Chunghwa Telecom Co., Ltd.                                            97,000             168,411
Chunghwa Telecom Co., Ltd. (ADR)                                      37,700             691,795
Chungwha Picture Tubes Ltd.                                          341,000             104,862
CMC Magnetics Corp.(a)                                               274,000              97,713
Compal Electronics, Inc.                                             193,140             173,853
Cosmos Bank Taiwan(a)                                                238,000              97,512
D-Link Corp.                                                         105,000             119,623
Delta Electronics, Inc.                                               62,000             126,982
E.Sun Financial Holding Co., Ltd.                                    254,925             161,229
Evergreen Marine Corp.                                               704,946             507,873
Far Eastern International Bank                                       203,000              97,640
Far Eastern Textile Ltd.                                             172,800             115,451
Far EasTone Telecommunications Co., Ltd.                             171,000             193,425
First Financial Holding Co., Ltd.                                    247,800             176,621
Formosa Chemicals & Fibre Corp.                                      207,000             334,044
Formosa Petrochemical Corp.                                          928,602           1,642,494
Formosa Plastics Corp.                                               500,050             768,780
Fu Sheng Industrial Co., Ltd.                                        141,000             179,106
Fubon Financial Holding Co., Ltd.                                    650,000             558,691
HannStar Display Corp.(a)                                            434,000             101,309
High Tech Computer Corp.                                              22,080             412,210
Hon Hai Precision Industry Co., Ltd.                                 234,610           1,288,470
Hotai Motor Co., Ltd.                                                 98,000             240,495
Hsinchu International Bank                                           188,000              95,718
Hua Nan Financial Holdings Co., Ltd.                                 214,000             140,650
Inventec Co., Ltd.                                                   220,000             147,919
Largan Precision Co., Ltd.                                            14,000             220,341
Lite-On Technology Corp.                                             102,000             138,587
MediaTek, Inc.                                                        57,600             673,486
Mega Financial Holding Co., Ltd.                                     759,000             492,575
Mitac International Corp.                                             80,000             117,317
Nan Ya Plastics Corp.                                                535,000             737,095
Nanya Technology Corp.                                               165,000              99,901
Novatek Microelectronics Corp. Ltd.                                   25,000             146,246
Optimax Technology Corp.                                              60,000             101,887
Pou Chen Corp.                                                       168,000             109,762
Powerchip Semiconductor Corp.                                        300,680             197,268
President Chain Store Corp.                                          545,000           1,143,254
ProMOS Technologies, Inc.                                            318,000             121,675
Quanta Computer, Inc.                                                119,325             167,404
Quanta Display, Inc.                                                 292,000             106,394
Shin Kong Financial Holding Co., Ltd.                                159,749             123,744
Siliconware Precision Industries Co. (ADR)                            66,085             458,630
SinoPac Financial Holdings Co., Ltd.                                 448,524             216,407
Synnex Technology International Corp.                                648,790             799,061
Taishin Financial Holdings Co., Ltd.                                 333,887             174,292
Taiwan Cement Corp.                                                  340,650             243,225
Taiwan Mobile Co., Ltd.                                              934,000             814,375
Taiwan Semiconductor Manufacturing Co., Ltd.                       1,812,499           3,451,719
Teco Electric & Machinery Co., Ltd.                                  389,000             111,916
Teco Electric & Machinery Co., Ltd. (GDR)(a)                              42                 121
Uni-President Enterprises Corp.                                    2,276,000           1,080,499
United Microelectronics Corp.                                        423,000             237,946
United Microelectronics Corp. (ADR)(a)                               226,175             705,666
Walsin Lihwa Corp.                                                 1,085,980             362,598
Wan Hai Lines Ltd.                                                   280,000             174,223
Winbond Electronics Corp.(a)                                         338,000             105,033
Wintek Corp.                                                          68,000             109,655
Yageo Corp.(a)                                                       303,000             128,701
Yang Ming Marine Transport (GDR)                                      39,287             251,437
Yuanta Core Pacific Securities Co.                                   173,000             120,269
Yuen Foong Yu Paper Manufacturing Co., Ltd.                          301,000             107,222
Zyxel Communications Corp.                                            54,000             102,133
------------------------------------------------------------------------------------------------
                                                                                    $ 28,416,165
------------------------------------------------------------------------------------------------
Thailand -- 3.1%
------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                                         135,600        $    350,576
Bangkok Bank Pcl(a)                                                  231,900             594,379
Bangkok Bank Pcl(d)                                                  144,900             406,151
Bangkok Expressway Pcl(d)                                            250,000             129,878
Bank of Ayudhya Pcl(a)(d)                                            200,400              78,897
BankThai Pcl(a)(d)                                                   643,800             104,421
Banpu Pcl(d)                                                          33,000             107,083
BEC World Pcl(d)                                                     606,500             199,701
Cal-Comp Electronics (Thailand) Pcl(d)                             1,500,000             142,683
Charoen Pokphand Foods Pcl                                         1,241,000             184,701
CP Seven Eleven Pcl                                                1,500,000             215,854
Delta Electronics (Thailand) Pcl(d)                                  934,670             405,784
Electricity Generating Pcl                                            50,500             104,797
Hana Microelectronic Pcl(d)                                        1,084,100             700,699
Italian-Thai Development Pcl                                       1,825,300             367,286
ITV Pcl(a)(d)                                                        600,000             160,976
Kasikornbank Pcl(d)                                                  784,600           1,438,694
KCE Electronics Pcl                                                  369,300              57,196
Krung Thai Bank Pcl(d)                                               615,000             163,500
Land and Houses Pcl                                                  889,000             181,325
Loxley Pcl(d)                                                      1,762,600              87,700
Major Cineplex Group Pcl                                             324,000             103,508
Minor International Pcl                                              643,000             101,155
National Finance Pcl(d)                                              523,300             168,477
PTT Chemical Pcl(a)                                                   78,489             155,064
PTT Exploration & Production Pcl(d)                                   58,600             674,615
PTT Pcl(d)                                                           218,300           1,192,663
Ratchaburi Electricity Generating Holding Pcl(d)                     261,100             261,100
Saha-Union Pcl(d)                                                     98,700              39,721
Sahaviriya Steel Industries Pcl                                      851,000              23,039
Shin Corp. Pcl(d)                                                    280,156             279,302
Siam Cement Pcl                                                      119,600             712,371
Siam Cement Pcl(d)                                                    25,000             161,356
Siam City Cement Pcl(d)                                               24,100             197,502
Siam Commercial Bank Pcl(d)                                          196,600             249,346
Siam Makro Pcl(d)                                                    100,000             169,512
Thai Airways International Pcl(a)(d)                                 100,000             107,317
Thai Military Bank Pcl(a)(d)                                         888,000              90,533
Thai Oil Pcl                                                         168,000             260,195
Thai Petrochemical Industry Pcl(a)(d)                              2,877,100             568,403
Thai Union Frozen Products Pcl                                       233,000             173,110
Thai Union Frozen Products Pcl(d)                                    230,000             179,786
Thoresen Thai Agencies Pcl(d)                                        120,000              74,634
TISCO Bank Pcl(d)                                                    150,000             104,541
Total Access Communication Pcl(a)                                     95,000             307,083
True Corp. Pcl(a)(d)                                                 323,168              78,821
TT&T Pcl(a)                                                        4,677,800             349,124
United Communication Industry Pcl(a)                                 126,000             148,246
------------------------------------------------------------------------------------------------
                                                                                    $ 13,112,805
------------------------------------------------------------------------------------------------
Turkey -- 3.6%
------------------------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS(a)                     18,721        $     84,265
Akbank TAS                                                           213,619           1,728,528
Anadolu Efes Biracilik ve Malt Sanayii AS                             41,576           1,161,298
Arcelik AS(a)                                                         61,583             426,315
Cimsa Cimento Sanayi ve Ticaret AS                                    20,000             141,142
Dogan Sirketler Grubu Holding AS(a)                                   78,000             252,047
Dogan Yayin Holding AS                                                88,698             350,286
Enka Insaat ve Sanayi AS                                              41,250             511,801
Eregli Demir ve Celik Fabrikalari TAS                                146,993             967,792
Finansbank AS(a)                                                      74,067             324,653
Haci Omer Sabanci Holding AS                                         210,158           1,183,623
Hurriyet Gazetecilik ve Matbaacilik AS                                82,000             321,965
KOC Holding AS(a)                                                    137,553             639,692
Migros Turk TAS                                                       42,464             411,990
Nortel Networks Netas Telekomunikasyon AS(a)                           1,764              56,433
Petkim Petrokimya Holding AS(a)                                       45,000             261,221
Trakya CAM Sanayi AS                                                  60,699             235,381
Tupras Turkiye Petrol Rafine AS                                       43,441             797,816
Turk Hava Yollari Aninum Ortakligi (THY) AS(a)                        48,448             300,616
Turkcell Iletisim Hizmet AS                                          251,348           1,515,211
Turkcell Iletisim Hizmet AS (ADR)                                     32,457             498,532
Turkiye Garanti Bankasi AS(a)                                        283,487           1,018,800
Turkiye Is Bankasi                                                   171,628           1,475,871
Ulker Gida Sanayi ve Ticaret AS                                       85,850             308,970
Vestel Elektronik Sanayi va Ticaret AS(a)                             15,295              56,551
Yapi ve Kredi Bankasi(a)                                              95,811             440,811
------------------------------------------------------------------------------------------------
                                                                                   $  15,471,610
------------------------------------------------------------------------------------------------
United States -- 0.2%
------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                   13,969      $    935,644
------------------------------------------------------------------------------------------------
                                                                                    $    935,644
------------------------------------------------------------------------------------------------
Venezuela -- 0.4%
------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela - CANTV (ADR)               65,152      $    931,674
Mercantil Servicios Financieros CA (ADR)                               161,700           637,777
------------------------------------------------------------------------------------------------
                                                                                    $  1,569,451
------------------------------------------------------------------------------------------------
Zimbabwe -- 0.3%
------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                             597,393        $     14,831
Barclays Bank Zimbabwe                                               712,759              19,380
Dawn Properties(a)                                                   123,277             349,773
Delta Corp. Ltd.                                                     807,488             267,293
Econet Wireless Holdings Ltd.                                         93,780             133,041
Hwange Colliery Co. Ltd.(a)                                          693,000              65,542
Meikles Africa Ltd.                                                   60,013              81,590
NMBZ Holdings Ltd.(a)                                                994,355               8,590
OK Zimbabwe                                                        1,059,353              11,898
Old Mutual PLC                                                        80,448             237,765
Pelhams Ltd.(a)                                                       86,835                 108
Zimbabwe Sun Ltd.(a)                                                 123,277                 787
------------------------------------------------------------------------------------------------
                                                                                    $  1,190,598
------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $233,844,158)                                                               $405,912,969
------------------------------------------------------------------------------------------------
Investment Funds -- 3.8%
Security                                                          Shares           Value
------------------------------------------------------------------------------------------------
Butterfield Fund Thai Euro(b)                                         63,899        $  1,198,107
Framlington Bulgaria Fund, Ltd.(b) (e)                                78,180              14,854
Genesis Chile Fund Ltd.(b)                                             3,400             307,700
India Fund, Inc.                                                      95,800           3,806,134
Korea Fund, Inc.                                                      26,900             957,640
Morgan Stanley India Investment Fund, Inc.                            23,786             888,407
Romanian Investment Fund(b)                                              615             304,425
Saudi Arabia Investment Fund Ltd.(b)                                  41,700           4,274,250
Societe Generale Baltic Republic Fund(b) (e)                          12,723              73,157
Societe Generale Romania Fund(b) (e)                                   6,450               7,740
Thailand International Fund (IDR)(b)                                       3              64,500
UTI India IT Fund Ltd.(b)                                             22,300             722,074
Vietnam Enterprise Investments Ltd.(b)                             1,882,733           3,539,538
Vietnam Growth Fund Ltd.(b)                                           17,646             220,575
------------------------------------------------------------------------------------------------
Total Investment Funds
  (cost $5,154,726)                                                                 $ 16,379,101
------------------------------------------------------------------------------------------------
Rights(a) -- 0.0%
Security                                                           Shares               Value
------------------------------------------------------------------------------------------------
Hindalco Industries Ltd. (India) Expiring 1/6/06                      35,102        $          0
SNP Petrom (Romania) Expiring 2/6/09                               3,000,000               4,260
Union Bank Of Nigeria (Nigeria)
Expiring 12/30/05                                                    320,000                   0
------------------------------------------------------------------------------------------------
Total Rights
  (cost $--)                                                                        $      4,260
------------------------------------------------------------------------------------------------
Warrants(a) -- 0.6%
Security                                                           Shares               Value
------------------------------------------------------------------------------------------------
J.P. Morgan International Derivatives Ltd. Call Warrant
(Bharti Televentures (India)), (144A) expiring 5/31/06,
strike INR.0001                                                       81,000        $    615,057
J.P. Morgan International Derivatives Ltd. Call Warrant (Hero
Honda Motors Ltd. (India)), (144A) expiring 12/22/06, strike
INR.0001                                                              16,000             307,138
J.P. Morgan International Derivatives Ltd. Call Warrant
(Hindustan Lever Ltd. (India)), (144A) expiring 4/4/07,
strike INR.0001                                                      133,000             589,881
J.P. Morgan International Derivatives Ltd. Call Warrant
(Infosys Technologies Ltd. (India)), (144A) expiring 8/25/08,
strike INR.0001(b)                                                     1,575             427,383
J.P. Morgan International Derivatives Ltd. Call Warrant (Tata
Consultancy Services Ltd. (India)), (144A) expiring 11/1/06,
strike INR.0001                                                        5,985             225,955
Land and Houses Pcl (Thailand) expiring 9/2/08, strike
THB 2.278(d)                                                       2,072,000             449,775
------------------------------------------------------------------------------------------------
Total Warrants
  (cost $1,511,584)                                                                 $  2,615,189
------------------------------------------------------------------------------------------------
Total Long-Term Investments - 99.5%
  (cost $240,510,468)                                                               $424,911,519
------------------------------------------------------------------------------------------------
Short-Term Investments -- 0.3%
                                                                Principal
Security                                                     Amount ($000)              Value
------------------------------------------------------------------------------------------------
Repurchase Agreements
------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
12/30/05, 4.04%,
due 1/3/06 (cost $1,363,000)(f)                                         $1,363      $  1,363,000
------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (cost $1,363,000)                                                                 $  1,363,000
------------------------------------------------------------------------------------------------
Total Investments -- 99.8%
  (cost $241,873,468)                                                               $426,274,519
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                                              $    767,486
------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                  $427,042,005
------------------------------------------------------------------------------------------------

(144A)  -  Security Exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers
(ADR)   -  American Depositary Receipt
(GDR)   -  Global Depository Receipt
(IDR)   -  International Depository Receipt
(a)        Non-income producing security.
(b)        Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)        Represents financial contract with an off-shore broker whereby one contract is equal to one share of the indicated security.
(d)        Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e)        Investment fund is in the process of being liquidated.
(f)        Repurchase price of $1,363,612. Collateralized by $1,390,000 Federal Home Loan Bank
           3.90% due 02/15/2008. The aggregate market value, including accrued interest, of the collateral was $1,393,258.

Industry Classification as of December 31, 2005.

SECTOR                                % OF NET ASSETS                 MARKET VALUE
Financials                                 21.5%                      $91,688,590
Communications                             14.8%                       63,195,067
Energy                                     11.9%                       50,883,076
Consumer, Non-cyclical                     11.8%                       50,296,019
Basic Materials                             9.0%                       38,336,732
Industrials                                 7.6%                       32,617,430
Consumer, Cyclical                          6.8%                       29,039,609
Diversified                                 4.8%                       20,287,926
Utilities                                   4.1%                       17,717,899
Technology                                  4.1%                       17,594,485
Funds                                       2.5%                       10,631,169

Currency Concentration of Portfolio as of December 31, 2005

                                         % OF TOTAL
CURRENCY                                INVESTMENTS                      VALUE
United States Dollar                       24.0%                      $101,662,167
South African Rand                          6.9%                        28,705,425
Mexican Peso                                6.7%                        28,659,858
Hong Kong Dollar                            6.4%                        27,214,268
South Korean Won                            6.1%                        25,951,945
New Taiwan Dollar                           6.0%                        25,549,493
Brazilian Real                              5.6%                        23,802,686
New Turkish Lira                            3.5%                        14,973,078
Indonesian Rupiah                           3.4%                        14,477,448
Philippine Peso                             3.2%                        13,672,742
Thailand Baht                               3.1%                        13,255,498
Malaysian Ringgit                           3.0%                        12,722,339
Hungarian Forint                            2.9%                        12,477,533
Polish Zloty                                2.9%                        12,391,644
Czech Koruna                                2.7%                        11,284,380
Israeli Shekel                              2.5%                        10,828,130
Other Currencies                           11.1%                        47,296,336

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

Statement of Assets and Liabilities

As of December 31, 2005

Assets
------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $241,873,468)                               $  426,274,519
Cash                                                                   801,908
Foreign currency, at value (identified cost $323,055)                  282,019
Receivable for capital stock sold                                    2,474,062
Dividends and interest receivable                                    1,347,019
Tax reclaims receivable                                                 51,315
------------------------------------------------------------------------------
Total assets                                                    $  431,230,842
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for investment securities purchased                     $    1,543,243
Payable for capital stock redeemed                                     913,823
Accrued capital gains taxes                                          1,713,605
Other liabilities                                                       18,166
------------------------------------------------------------------------------
Total liabilities                                               $    4,188,837
------------------------------------------------------------------------------
Net Assets                                                      $  427,042,005
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                 $  268,010,785
Distributions in excess of net investment income                    (5,596,748)
Accumulated net realized loss on investments and foreign
  currency related transactions                                    (19,731,934)
Net unrealized appreciation of investments and foreign
  currencies                                                       184,359,902
------------------------------------------------------------------------------
Total                                                           $  427,042,005
------------------------------------------------------------------------------

Institutional Shares
------------------------------------------------------------------------------
Net Assets                                                      $  427,042,005
Shares Outstanding                                                  14,760,223
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)              $  28.93
------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

Statement of Operations

For the Six Months Ended
December 31, 2005

Investment Income
------------------------------------------------------------------------------
Dividends (net of foreign taxes, $401,271)                      $    4,967,998
Interest                                                                79,727
------------------------------------------------------------------------------
Total income                                                    $    5,047,725
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Management fee                                                  $      827,866
Administration fees                                                    919,852
------------------------------------------------------------------------------
Total expenses                                                  $    1,747,718
------------------------------------------------------------------------------
Net investment income                                           $    3,300,007
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions                                       $    2,844,726
  Foreign currency related transactions                               (424,191)
------------------------------------------------------------------------------
Net realized gain                                               $    2,420,535
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                   $   70,926,540
  Foreign currencies                                                   749,854
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            $   71,676,394
------------------------------------------------------------------------------
Net realized and unrealized gain                                $   74,096,929
------------------------------------------------------------------------------
Net increase in net assets from operations                      $   77,396,936
------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                         Six Months Ended
Increase (Decrease)                                      December 31, 2005       Year Ended
in Net Assets                                            (Unaudited)             June 30, 2005
-----------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $  3,300,007          $  4,352,995
  Net realized gain on investment and foreign
    currency transactions                                       2,420,535             7,335,647
  Net change in unrealized appreciation
    (depreciation) on investment and foreign
    currencies                                                 71,676,394            56,832,102
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 77,396,936          $ 68,520,744
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --
    Net investment income                                    $ (9,490,505)         $ (2,730,766)
-----------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                               $ 68,434,699          $ 91,696,433
  Net asset value of shares issued as
    reinvestment of dividends                                   7,446,264             2,050,127
  Cost of shares redeemed                                     (14,928,959)          (22,745,680)
  Fund purchase and redemption fees (Note 1)                      128,195               512,453
-----------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                               $ 61,080,199          $ 71,513,333
-----------------------------------------------------------------------------------------------
Net increase in net assets                                   $128,986,630          $137,303,311
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of period                                       $298,055,375          $160,752,064
-----------------------------------------------------------------------------------------------
At end of period                                             $427,042,005          $298,055,375
-----------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment
  income included in net assets at end of period             $ (5,596,748)         $    593,750
-----------------------------------------------------------------------------------------------

Financial Highlights

                             Six Months Ended                                        Year Ended June 30,
                             December 31, 2005    ---------------------------------------------------------------------------------
                             (Unaudited)              2005             2004(e)            2003               2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of period        $  23.88           $  17.34           $  13.09         $  11.24           $ 11.29         $ 14.14
-------------------------------------------------------------------------------------------------------------------------------

Income from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)     $   0.24           $   0.42           $   0.27         $   0.26           $   0.22        $   0.15
Net realized and
  unrealized gain (loss)         5.46               6.35               4.68             1.68             (0.09)           (2.73)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  operations                 $   5.70           $   6.77           $   4.95         $   1.94           $   0.13        $  (2.58)
-------------------------------------------------------------------------------------------------------------------------------

Less distributions to
  shareholders
-------------------------------------------------------------------------------------------------------------------------------
From net investment income   $  (0.66)          $  (0.28)          $  (0.75)        $ (0.12)           $ (0.21)        $ (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Fund purchase and redemption
  fee added to paid-in
  capital(a)                 $   0.01           $   0.05           $   0.05         $   0.03           $   0.03        $   0.03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End
  of period                  $  28.93           $  23.88           $  17.34         $  13.09           $  11.24        $  11.29
-------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                 23.91%             39.46%             38.49%           17.71%              1.46%         (18.01)%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/SupplementalData:
-------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
  (000's omitted)            $427,042           $298,055           $160,752         $114,822           $ 86,654        $ 74,197
Ratio of total expenses to
  average net assets             0.95%(f)           0.95%              0.95%            1.01%(c)           1.07%(c)        1.01%(d)
Ratio of net investment
  income to average net
  assets                         1.79%(f)           1.99%              1.67%            2.33%              1.99%           1.27%
Portfolio Turnover                  6%                 7%                12%              17%                32%             43%
-------------------------------------------------------------------------------------------------------------------------------

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges.
    Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.
(d) Ratio of expenses to average net assets excuding tax and interest expense is 0.95%.
(e) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan or reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(f) Annualized.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of
  Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers one class of shares. Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. The investment objective and policies of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (PIMCO PPA Fund) were substantially similar to those of the Fund. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At June 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $21,837,811, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire June 30, 2012 $362,373, June 30, 2011 $2,856,200, June 30, 2010 $4,652,533, June
  30, 2009 $10,513,006 and June 30, 2008 $3,453,699.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At December 31, 2005, the Fund had an accrual for capital gains taxes of $1,713,605, of which $943,885 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $2,102 for the six months ended December 31, 2005.

  The fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Fund shares are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Class I shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders that held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders that purchased shares of the PIMCO PPA on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the redemption fee on the sale or exchange of those shares.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  L Interim Financial Statements -- The interim financial statements relating to December 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class

                                 Six Months Ended     Year Ended
                                December 31, 2005  June 30, 2005
  --------------------------------------------------------------
  Sales                                2,561,542      4,141,800
  Reinvestments                          258,371         94,215
  Redemptions                           (542,531)    (1,022,754)
  --------------------------------------------------------------
  Net increase                         2,277,382      3,213,261
  --------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the six months ended December 31, 2005, the advisory fee earned by EVM amounted to $827,866. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers Trustees fees and most third party expenses, excluding taxes, interest and extraordinary expenses. For the six months ended December 31, 2005, the Fund paid $919,852 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates. The Fund did not pay any Trustees fees for the six months ended December 31, 2005.

5 Investment Transactions
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $76,829,425 and $19,911,155, respectively, for the six months ended December 31, 2005.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                               $248,222,644
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                $185,600,220
  Gross unrealized depreciation                                  (7,548,344)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                  $178,051,876
  -------------------------------------------------------------------------

  The net unrealized appreciation on foreign currency was ($41,149) at December 31, 2005.

7 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

8 Financial Instruments
--------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2005, there were no obligations outstanding under these financial instruments.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreement between Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Parametric Portfolio Associates ("Parametric"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement and sub-advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a Board meeting held March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

  o An independent report comparing the advisory fees of the Fund with those of comparable funds;

  o An independent report comparing Fund expense ratio to those of comparable funds;

  o Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

  o The economic outlook and the general investment outlook in relevant investment markets;

  o Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  o Arrangements regarding the distribution of Fund shares;

  o The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

  o The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

  o Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

  o The resources devoted to compliance efforts undertaken by Eaton Vance and Parametric on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  o The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

  o The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

In evaluating the investment advisory agreement and sub-advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's and sub-adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill and expertise required to manage the Fund and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense structure is within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser and sub-adviser in providing investment management services for the Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and sub-adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser are realizing economies of scale attributable to increases in the Fund's assets experienced during 2004, and noted that the total investment advisory fee paid by the Fund and the Fund's expense ratios are significantly lower than the average paid by competing funds with comparable investment objectives. The Special Committee concluded that, in light of the investment adviser and sub-adviser's profits with respect to the Fund, the implementation of breakpoints is not warranted.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures, is in the interests of shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2005

INVESTMENT MANAGEMENT

                    Officers                        Trustees

                    MICHAEL W. WEILHEIMER
                    President                       SAMUEL L. HAYES, III
                                                    Chairman
                    THOMAS P. HUGGINS
                    Vice President                  BENJAMIN C. ESTY

                    CLIFF QUISENBERRY, JR           JAMES B. HAWKES
                    Vice President
                                                    WILLIAM H. PARK
                    BARBARA E. CAMPBELL
                    Treasurer                       RONALD A. PEARLMAN

                    PAUL M. O'NEIL                  NORTON H. REAMER
                    Chief Compliance Officer
                                                    LYNN A. STOUT
                    ALAN R. DYNNER
                    Secretary                       RALPH F. VERNI

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

          SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

         ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & TRUST CO.
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                 (800) 262-1122


                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

2050-2/06                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not required in this filing.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND
(II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II
---------------------------

         By: /s/ Michael W. Weilheimer
         -------------------------------
         Michael W. Weilheimer
         President

Date: February 17, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Barbara E. Campbell
         -------------------------------
         Barbara E. Campbell
         Treasurer

Date: February 17, 2006
      -----------------


By:      /s/ Michael W. Weilheimer
         -------------------------------
         Michael W. Weilheimer
         President

Date: February 17, 2006
      -----------------